Note 32 Eligible capital resources (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Eligible capital resources [Line Items]
Issued capital		€ 2,861	€ 2,955		€ 3,267
Share premium		19,769	20,856		23,599
Retained earnings revaluation reserves and other reserves eligible capital resources		38,251	35,056		29,984
Other equity interest		40	63		60
Treasury shares		(34)	(29)		(647)	€ (46)
Profits or losses attributable to owners of the parent		8,019	6,358		4,653
Interim dividends		(951)	(722)		(532)
Shareholders funds eligible capital resources		67,955	64,535		60,384
Accumulated other comprehensive income		(16,254)	(17,642)	[2]	(16,476)
Non-controlling interests		3,564	3,623	[3]	4,853
Adjusted initial balance		55,265	50,517		48,760
Goodwill and other intangible assets eligible capital resources		(1,421)	(1,395)		(1,484)
Differences from solvency and accounting perimeter eligible capital resources		(137)	(123)		(130)
Equity not eligible at solvency level eligible capital resources		(137)	(123)		(130)
Other adjustments and deductions eligible capital resources	[4]	(7,591)	(6,262)		(7,197)
Common equity tier 1 CET 1 eligible capital resources		46,116	42,738		39,949
Additional tier 1 before regulatory adjustments eligible capital resources		6,033	5,193		5,737
Total regulatory adjustments to additional tier 1 eligible capital resources		0	0		0
Tier 1 eligible capital resources		52,150	47,931		45,686
Tier 2 eligible capital resources		8,182	5,930		7,383
Total capital tier 1 tier 2 eligible capital resources		60,332	53,861		53,069
Total minimum equity required eligible capital resources		€ 47,455	€ 43,111		€ 39,275

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]
(2) Other adjustments and deductions includes, among others, the adjustment of non-eligible minority interests, the amount of repurchase of own shares up to the maximum limit authorized by the ECB for the BBVA Group in 2021 (see Note 4) and the amount of shareholders remuneration pending to be distributed.